CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net (loss) / income	$ 1,058	$ (59,602)	$ (9,548)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation and amortization	2,518	870	769
Loss /(Gain) on disposal of property, plant and equipment	(1)	36
Share-based compensation	2,060	405	1,865
Unrealized foreign exchange loss / (gain)	(129)	339	89
Gain from equity method investment	(1,988)	(221)	(208)
Change in fair value of convertible promissory notes	(14,591)	22,791
Bad debt expense / (reversal)	(199)	533
Inventory write-down / (reversal when sold)	(458)	2,456	2,065
Changes in operating assets and liabilities, net of effect of acquisition of Ezbuy:
Accounts receivable	(777)	1,860	(973)
Inventories	1,582	5,638	(3,293)
Prepaid expenses and other current assets	3,416	10,298	(5,985)
Due from related parties	(377)
Long-term rental deposits	353	(81)	(12)
Accounts payable	4,702	(16,185)	(108)
Amounts due to related parties	(4,767)	4,953
Advance from customers	3,999	(2,374)	1,345
Accrued expenses and other current liabilities	5,292	(1,584)	(837)
Operating lease right-of-use assets	(11,976)
Operating lease liabilities	12,165
Net cash (used in)/provided by operating activities	1,882	(29,868)	(14,831)
Cash flows from investing activities
Purchase of property and equipment	(917)	(387)	(556)
Proceeds from disposal of property and equipment	236
Cash acquired from acquisition of Ezbuy		3,683
Payment for long term investment			(2,950)
Net cash (used in) / provided by investing activities	(681)	3,296	(3,506)
Cash flows from financing activities
Proceeds from exercise of share options		13	37
Repayment of long-term payable under finance leases	(300)	(24)
Repurchase of ordinary shares	(251)	(3,354)	(3,101)
Net cash used in financing activities	(551)	(3,365)	(3,064)
Net (decrease) / increase in cash, cash equivalents and restricted cash	650	(29,937)	(21,401)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(7)	(275)	340
Cash, cash equivalents and restricted cash at beginning of year	39,802	70,014	91,075
Cash, cash equivalents and restricted cash at end of year	40,445	39,802	70,014
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	40,445	39,802	70,014
Supplemental cash flow information:
Income taxes paid	(133)	(55)	$ (81)
Interest expense paid	(66)	(4)
Noncash investing activities:
Issuance of convertible promissory notes as the consideration of acquisition of Ezbuy		(29,131)
Acquisition of property, plant and equipment included in long-term payable	(758)	(1,170)
Purchase of property and equipment included in accrued expenses and other current liabilities	758	$ 1,170
Disposal of property and equipment included in prepaid expenses and other current assets	(400)
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	10,060
Disposal of long term investment included in amounts due from related parties	$ 4,223